UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEET - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 3,970,491	$ 10,497,570		$ 13,215,729	$ 3,502,288
Accounts receivable, net	552,637	375,154		176,565	88,064
Inventories	3,640,401	3,332,390		1,319,960	279,337
Operating lease right of use assets	672,895	2,682,858		650,665	443,693
Other current assets	3,643,946	3,567,329		2,609,936	1,269,267
VAT receivables	2,721,461	3,134,708		2,431,342	891,875
Other	922,485	432,621		178,594	377,392
Total current assets	12,480,370	20,455,301		17,972,855	5,582,649
Non-current assets:
Property, equipment and deposits, net	18,689,113	19,422,884		20,362,111	7,644,711
- Property, equipment, net	18,464,613	19,327,658		13,626,562	3,696,877
- Vehicle deposits	224,500	95,226		6,735,549	3,947,834
Operating lease right of use assets	352,972	840,617		619,774	393,913
Intangible assets	182,468	159,577		33,323	19,871
Total non-current assets	19,224,553	20,423,078		21,015,208	8,058,495
Total assets	31,704,923	40,878,379		38,988,063	13,641,144
Current liabilities
Short-term financial liabilities, net	6,104,317	7,293,982		5,643,514	8,604,359
Accounts payable	3,558,492	3,573,784		2,033,640	816,968
Operating lease liabilities	543,605	2,152,677		650,665	443,693
Deferred revenue	1,311,196	1,328,405		712,702	41,765
Accrued expenses and other current liabilities	1,820,819	1,517,969		790,055	639,104
Total current liabilities	13,338,429	15,866,817		10,418,337	10,545,889
Non-current liabilities:
Long-term financial liabilities, net	21,457,468	16,380,172		7,412,607
Operating lease liabilities	290,293	674,496		619,774	393,913
Other non-current liabilities	437,813	357,226		17,977	15,566
Total non-current liabilities	22,185,574	17,411,894		8,050,358	409,479
Total liabilities	35,524,003	33,278,711		18,468,695	10,955,368
Stockholders' equity
Common stock	90	90		90	90
Additional paid in capital	3,640,380	3,058,710		1,395,827	181,191
Accumulated other comprehensive loss	(7,557,999)	(7,557,999)		(7,221,294)	246,203
Accumulated deficit	(51,183,009)	(39,182,591)		(24,936,713)	(10,464,219)
Total stockholders' equity	(3,819,080)	7,599,668	$ 14,334,961	20,519,368	2,685,776	$ 5,027,504
Total liabilities and stockholders' equity	31,704,923	40,878,379		38,988,063	13,641,144
Series A Preferred stock
Stockholders' equity
Preferred stock	12,722,511	12,722,511		12,722,511	$ 12,722,511
Series B Preferred stock
Stockholders' equity
Preferred stock	$ 38,558,947	$ 38,558,947		$ 38,558,947